Financial Instruments - Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 MXN ($)
Derivative financial instruments did not meet hedging criteria [member] | Cross-currency swaps [member] | Market value gain on financial instruments [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (438)